Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Outstandings	€ 938,061	€ 913,977
Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Outstandings	874,160	870,445
Consumer lending
Disclosure of credit risk exposure [line items]
Outstandings	353,323	344,188
Business lending
Disclosure of credit risk exposure [line items]
Outstandings	379,405	413,985
Investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	141,432	112,272
Pre-settlement
Disclosure of credit risk exposure [line items]
Outstandings	€ 63,901	€ 43,531
No Cover | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Collateralisation	34.80%	36.00%
No Cover | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	6.20%	6.30%
No Cover | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	37.50%	44.20%
No Cover | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	99.10%	98.90%
Partially covered | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Collateralisation	12.90%	12.80%
Partially covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	7.60%	7.60%
Partially covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	22.30%	20.20%
Partially covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.60%	0.80%
Fully covered | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Collateralisation	52.30%	51.20%
Fully covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	86.20%	86.10%
Fully covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	40.20%	35.50%
Fully covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.30%	0.30%
Mortgages | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Cover type	€ 868,083	€ 851,490
Mortgages | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type	700,961	690,752
Mortgages | Business lending
Disclosure of credit risk exposure [line items]
Cover type	167,122	160,694
Mortgages | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type		43
Financial Collateral | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Cover type	35,132	30,050
Financial Collateral | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type	5,626	6,533
Financial Collateral | Business lending
Disclosure of credit risk exposure [line items]
Cover type	29,501	23,454
Financial Collateral | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type	5	63
Guarantees | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Cover type	143,738	138,882
Guarantees | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type	24,231	25,688
Guarantees | Business lending
Disclosure of credit risk exposure [line items]
Cover type	118,294	112,095
Guarantees | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type	1,213	1,100
Other covers | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Cover type	481,683	373,774
Other covers | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type	42,817	40,618
Other covers | Business lending
Disclosure of credit risk exposure [line items]
Cover type	438,864	332,989
Other covers | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type	€ 2	€ 167